Investment Risks - BTS Enhanced Equity Income Fund	Apr. 21, 2026
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so. Many factors affect the Fund’s net asset value and performance.

•	Equity Risk: Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company.

•	ETF Risk: ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the ETFs and may be higher than other mutual funds that invest directly in fixed income securities. Certain restrictions of the 1940 Act may limit the Fund’s assets that can be invested in any one ETF. This limit may prevent the Fund from allocating its investments in the manner the Adviser considers optimal or cause the Adviser to select an investment other than that which the Adviser considers optimal. The strategy of investing in ETFs could affect the timing, amount and character of distributions and may increase the amount of taxes paid.

o	Covered Call Strategy Risk: Covered call ETFs receive premiums from the call options they sell but limit their opportunity to profit from an increase in the value of the underlying stock. If the underlying stock declines more that the option premium received by the ETF, there will be a loss on the overall position. Covered call ETFs are also subject to the risks of investing in equity securities.

•	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

•	Large Capitalization Company Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•	Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of particular security in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

•	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

•	Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs and taxes.

Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Equity Risk: Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company.

E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	ETF Risk: ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the ETFs and may be higher than other mutual funds that invest directly in fixed income securities. Certain restrictions of the 1940 Act may limit the Fund’s assets that can be invested in any one ETF. This limit may prevent the Fund from allocating its investments in the manner the Adviser considers optimal or cause the Adviser to select an investment other than that which the Adviser considers optimal. The strategy of investing in ETFs could affect the timing, amount and character of distributions and may increase the amount of taxes paid.

o	Covered Call Strategy Risk: Covered call ETFs receive premiums from the call options they sell but limit their opportunity to profit from an increase in the value of the underlying stock. If the underlying stock declines more that the option premium received by the ETF, there will be a loss on the overall position. Covered call ETFs are also subject to the risks of investing in equity securities.

Covered Call Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
o	Covered Call Strategy Risk: Covered call ETFs receive premiums from the call options they sell but limit their opportunity to profit from an increase in the value of the underlying stock. If the underlying stock declines more that the option premium received by the ETF, there will be a loss on the overall position. Covered call ETFs are also subject to the risks of investing in equity securities.

Issuer Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Large Capitalization Company Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of particular security in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs and taxes.